RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2020
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Schedule of fund's net income (loss) for Financial reporting and tax return purposes

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2020 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$14,270,637	$—	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(5,959,506)	—	—

Other	8,470,252	—	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,814,449)	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,133,884)	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	(12,427,166)	—	—

Income (loss) for tax return purposes, December 31, 2019	$405,884	$—	$—

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2020 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$—	$—	$182,795

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	—	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	—	1,166,597

Income (loss) for tax return purposes, December 31, 2019	$—	$—	$1,349,392

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2020 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$—	$21,565	$818,126

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	3,005,959	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	(170,064)	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	(19,425)	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	(134,921)	(356,028)

Income (loss) for tax return purposes, December 31, 2019	$—	$2,703,114	$462,098

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2020 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$(20,913)	$(68,538)	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	29,040	—

Other	—	(184,277)	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	(193,368)	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	(40,062)	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	1,505,035	882	—

Income (loss) for tax return purposes, December 31, 2019	$1,484,122	$(456,323)	$—

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2020 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$619,372	$57,220	$1,424,616

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	(135,014)	(1,099,287)

Other	—	468,816	939,990

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	(335,845)	(103,077)

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	(92,023)	(89,921)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,025,935)	13,737	(1,479,946)

Income (loss) for tax return purposes, December 31, 2019	$(406,563)	$(23,109)	$(407,625)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2020 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$214,215	$1,497,913	$527,639

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(244,156)	—	—

Other	(926,658)	—	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(137,805)	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	(34,972)	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	(83,946)	283,430	(729,548)

Income (loss) for tax return purposes, December 31, 2019	$(1,213,322)	$1,781,343	$(201,909)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2020 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$—	$1,440,353	$—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	—	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	(5,726,487)	—

Income (loss) for tax return purposes, December 31, 2019	$—	$(4,286,134)	$—

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2020 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$2,844,772	$(28,195)	$307,410

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(2,224,213)	134,220	—

Other	—	311,744	797,846

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	(200,154)	(429,081)

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	(68,992)	(5,002)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,750,784)	(223,211)	(519,859)

Income (loss) for tax return purposes, December 31, 2019	$(1,130,225)	$(74,588)	$151,314

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2020 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$1,170,010	$2,918,827	$446,137

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(168,259)	(2,478,520)	17,487

Other	49,732	5,264,067	(1,617,953)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(187,992)	—	(647,523)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(88,202)	(204,650)	(181,016)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,758,052)	(531,052)	(954,141)

Income (loss) for tax return purposes, December 31, 2019	$(982,763)	$4,968,672	$(2,937,009)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2020 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(102,687)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	209,196

Other	360,986

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(409,540)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(309,619)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(122,937)

Income (loss) for tax return purposes, December 31, 2019	$(374,601)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2019 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$2,074,888	$128,979	$—

Operating limited partnership rents received in advance	2,468	—	—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(4,803,963)	(370,966)	—

Other	4,467,718	—	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(5,185,654)	—	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	(2,566,426)	—	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,260,198)	416,294	—

Income (loss) for tax return purposes, December 31, 2018	$(9,271,167)	$174,307	$—

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2019 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$(38,144)	$(27,002)	$(46,494)

Operating limited partnership rents received in advance	—	—	—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(183,720)	(419,134)	—

Other	—	—	429,850

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	—	(175,680)

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	—	(20,474)

Difference due to fiscal year for book purposes and calendar year for tax purposes	895,502	(385,841)	21,373

Income (loss) for tax return purposes, December 31, 2018	$673,638	$(831,977)	$208,575

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2019 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$—	$(87,819)	$11,264

Operating limited partnership rents received in advance	—	—	—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	—	—

Other	—	375,460	60,000

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	(432,921)	(147,683)

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	(83,591)	(35,930)

Difference due to fiscal year for book purposes and calendar year for tax purposes	—	145,107	1,627

Income (loss) for tax return purposes, December 31, 2018	$—	$(83,764)	$(110,722)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2019 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$(51,959)	$57,356	$114,811

Operating limited partnership rents received in advance	—	—	—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	(482,726)	(499,568)

Other	339,622	466,095	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(161,011)	(169,826)	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	(79,198)	(29,248)	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	35,381	(15,898)	543,756

Income (loss) for tax return purposes, December 31, 2018	$82,835	$(174,247)	$158,999

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2019 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$23,184	$414,940	$(61,753)

Operating limited partnership rents received in advance	—	—	—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	—	(706,411)	(153,668)

Other	2,727,362	(232,039)	(226,418)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(77,135)	(377,975)	(116,835)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(53,813)	(110,705)	(104,643)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(115,289)	(1,170,704)	51,357

Income (loss) for tax return purposes, December 31, 2018	$2,504,309	$(2,182,894)	$(611,960)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2019 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(66,014)	$(32,532)	$541,603

Operating limited partnership rents received in advance	—	729	—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(150,538)	—	—

Other	(25,493)	74,011	(248,568)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(200,222)	(1,249)	(89,838)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(32,119)	(33,323)	(25,798)

Difference due to fiscal year for book purposes and calendar year for tax purposes	47,978	(114,009)	(678,037)

Income (loss) for tax return purposes, December 31, 2018	$(426,408)	$(106,373)	$(500,638)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2019 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$1,015,799	$25,195	$—

Operating limited partnership rents received in advance	—	—	—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(513,149)	(18,234)	—

Other	—	283,378	—

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	—	(47,462)	—

Excess of tax depreciation over book depreciation on operating limited partnership assets	—	(115,541)	—

Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,569,555)	(29,170)	—

Income (loss) for tax return purposes, December 31, 2018	$(2,066,905)	$98,166	$—

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2019 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(58,641)	$(114,941)	$(26,534)

Operating limited partnership rents received in advance	—	—	1,739

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(188,856)	(379,997)	—

Other	11,225	(70,557)	(599,612)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(245,256)	(378,620)	(474,867)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(100,410)	(99,598)	(63,314)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(70,802)	(480,362)	(3,043)

Income (loss) for tax return purposes, December 31, 2018	$(652,740)	$(1,524,075)	$(1,165,631)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2019 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$333,590	$(217,684)	$412,104

Operating limited partnership rents received in advance	—	—	—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(747,332)	231,302	(250,162)

Other	83,515	653,692	132,140

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(382,848)	(362,927)	(932,857)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(142,652)	(739,375)	(283,067)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(238,908)	285,562	(124,391)

Income (loss) for tax return purposes, December 31, 2018	$(1,094,635)	$(149,430)	$(1,046,233)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2019 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(174,420)

Operating limited partnership rents received in advance	—

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	29,196

Other	234,055

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(410,442)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(413,627)

Difference due to fiscal year for book purposes and calendar year for tax purposes	291,874

Income (loss) for tax return purposes, December 31, 2018	$(443,364)

Schedule of investments in operating limited partnerships for tax purposes and financial statement purposes

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2020 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2019	$3,217,139	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	22,542,011	—	—

Impairment loss in investment in operating limited partnerships	(44,508,391)	—	—

Less share of loss - three months ended March 31, 2020	(39,537)	—	—

Other	18,788,778	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2020 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2019	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2020	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2020 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2019	$—	$(1,521,810)	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	1,320,962	—

Impairment loss in investment in operating limited partnerships	—	(206,682)	—

Less share of loss - three months ended March 31, 2020	—	—	—

Other	—	407,530	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2020 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2019	$—	$(1,496,498)	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	2,031,117	—

Impairment loss in investment in operating limited partnerships	—	(1,417,478)	—

Less share of loss - three months ended March 31, 2020	—	(39,537)	—

Other	—	922,396	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2020 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2019	$—	$882,196	$721,147

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	3,083,606	1,642,948

Impairment loss in investment in operating limited partnerships	—	(5,642,191)	(4,047,088)

Less share of loss - three months ended March 31, 2020	—	—	—

Other	—	1,676,389	1,682,993

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2020 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2019	$(379,040)	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,174,852	—	—

Impairment loss in investment in operating limited partnerships	(1,212,863)	—	—

Less share of loss - three months ended March 31, 2020	—	—	—

Other	417,051	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2020 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2019	$—	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	—

Impairment loss in investment in operating limited partnerships	—	—	—

Less share of loss - three months ended March 31, 2020	—	—	—

Other	—	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2020 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2019	$—	$(3,250,279)	$(1,966,887)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	2,589,127	3,668,706

Impairment loss in investment in operating limited partnerships	—	(1,610,548)	(1,300,734)

Less share of loss - three months ended March 31, 2020	—	—	—

Other	—	2,271,700	(401,085)

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2020 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2019	$705,213	$(5,206)	$4,787,336

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,398,524	291,269	3,416,071

Impairment loss in investment in operating limited partnerships	(3,807,624)	(2,438,129)	(9,877,399)

Less share of loss - three months ended March 31, 2020	—	—	—

Other	1,703,887	2,152,066	1,673,992

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2020 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2019	$4,740,967

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,924,829

Impairment loss in investment in operating limited partnerships	(12,947,655)

Less share of loss - three months ended March 31, 2020	—

Other	6,281,859

Investments in operating limited partnerships - as reported	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2019 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2018	$9,281,503	$—	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	45,199,768	—	—

Impairment loss in investment in operating limited partnerships	(81,941,888)	—	—

Less share of loss - three months ended March 31, 2019	(104,638)	—	—

Other	27,565,255	—	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2019 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2018	$—	$—	$(1,382,252)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	—	2,415,659

Impairment loss in investment in operating limited partnerships	—	—	(857,258)

Less share of loss - three months ended March 31, 2019	—	—	(4,116)

Other	—	—	(172,033)

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2019 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2018	$—	$(4,421,277)	$212,718

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	4,012,484	1,072,904

Impairment loss in investment in operating limited partnerships	—	(902,540)	(2,666,917)

Less share of loss - three months ended March 31, 2019	—	(31,937)	—

Other	—	1,343,270	1,381,295

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2019 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2018	$(1,586,385)	$(969,940)	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,853,366	1,837,749	—

Impairment loss in investment in operating limited partnerships	(997,758)	(1,417,478)	—

Less share of loss - three months ended March 31, 2019	(36,821)	(39,537)	—

Other	767,598	589,206	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2019 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2018	$1,017,645	$1,108,279	$1,550,544

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	816,376	3,414,204	1,539,871

Impairment loss in investment in operating limited partnerships	(2,625,111)	(6,697,793)	(5,303,778)

Less share of loss - three months ended March 31, 2019	7,773	—	—

Other	783,317	2,175,310	2,213,363

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2019 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2018	$1,070,813	$(1,211,781)	$105,224

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,645,561	1,935,719	846,991

Impairment loss in investment in operating limited partnerships	(3,951,725)	(655,940)	(1,706,605)

Less share of loss - three months ended March 31, 2019	—	—	—

Other	1,235,351	(67,998)	754,390

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2019 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2018	$—	$4,709,200	$—

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	—	734,179	—

Impairment loss in investment in operating limited partnerships	—	(7,290,483)	—

Less share of loss - three months ended March 31, 2019	—	—	—

Other	—	1,847,104	—

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2019 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2018	$316,097	$(3,088,388)	$(1,819,796)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,773,589	3,144,452	3,905,092

Impairment loss in investment in operating limited partnerships	(4,105,952)	(2,478,374)	(2,387,845)

Less share of loss - three months ended March 31, 2019	—	—	—

Other	2,016,266	2,422,310	302,549

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2019 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2018	$2,390,688	$(2,089,346)	$7,823,620

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,814,507	4,594,041	3,895,594

Impairment loss in investment in operating limited partnerships	(6,096,126)	(5,623,448)	(13,081,629)

Less share of loss - three months ended March 31, 2019	—	—	—

Other	(109,069)	3,118,753	1,362,415

Investments in operating limited partnerships - as reported	$—	$—	$—

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2019 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2018	$5,545,840

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,947,430

Impairment loss in investment in operating limited partnerships	(13,095,128)

Less share of loss - three months ended March 31, 2019	—

Other	5,601,858

Investments in operating limited partnerships - as reported	$—